LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND

July 1, 1998

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Service Prime Money Market Fund produced a total return of 2.68% for the period ended May 31, 1998, outperforming the 2.49% return of its benchmark*. In a changing interest rate environment, active management of the portfolio's average maturity, as well as its security selection, were the reasons for the fund's relative success during the period.

The fund maintained a stable $1.00 net asset value over the period while paying approximately $0.03 per share in dividends from ordinary income. The fund's total net assets were approximately $606.2 million, while the net assets of The Prime Money Market Portfolio, in which the fund invests, totaled approximately $7.2 billion on May 31, 1998, at the end of the reporting period.

In this report, we have included a portfolio manager Q&A with Robert R. ("Skip") Johnson, a member of our portfolio management team and lead portfolio manager for the fund. In this interview, Skip answers some commonly asked questions about the fund, discusses portfolio activity over the reporting period and offers an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

*IBC Taxable Money Fund Average through November 30, 1995, and the IBC First Tier Money Fund Average thereafter.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . . 1       FUND FACTS AND HIGHLIGHTS. . . . . .5

FUND PERFORMANCE. . . . . . . . . 2       FINANCIAL STATEMENTS . . . . . . . .8

PORTFOLIO MANAGER Q&A . . . . . . 3
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             -----------------   ------------------------------------
                                             THREE     SIX       ONE      THREE      FIVE      TEN
AS OF MAY 31, 1998                           MONTHS    MONTHS*   YEAR*    YEARS*     YEARS*    YEARS*
--------------------------------------------------------------   ------------------------------------
J.P. Morgan Inst. Service Prime
  Money Market Fund                          1.33%     2.68%     5.45%    5.41%      4.84%     5.68%

IBC First Tier Money Fund Average**          1.23%     2.49%     5.08%    5.05%      4.55%     5.39%

Lipper Institutional Money Fund Average      1.32%     2.66%     5.40%    5.35%      4.86%     5.72%

AS OF MARCH 31, 1998
--------------------------------------------------------------   ------------------------------------
J.P. Morgan Inst. Service Prime
  Money Market Fund                          1.32%     2.70%     5.46%    5.44%      4.75%     5.70%

IBC First Tier Money Fund Average**          1.24%     2.51%     5.09%    5.09%      4.48%     5.42%

Lipper Institutional Money Fund Average      1.31%     2.67%     5.39%    5.38%      4. 77%    5.74%

10/23/97 -- COMMENCEMENT OF OPERATIONS (ACTUAL AVERAGE ANNUAL RETURN SINCE INCEPTION IS 3.26%).

*CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO 10/23/97, J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND'S INCEPTION, REFLECTS THE PERFORMANCE OF J.P. MORGAN PRIME MONEY MARKET FUND, THE PREDECESSOR ENTITY TO THE PRIME MONEY MARKET PORTFOLIO, WHICH HAD A SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS DEDUCTION OF THE EXPENSES OF J.P. MORGAN PRIME MONEY MARKET FUND, WHICH WERE HIGHER THAN THE EXPENSES FOR J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND, AFTER REIMBURSEMENT.

**IBC TAXABLE MONEY FUND AVERAGE THROUGH NOVEMBER 30, 1995, AND THE IBC FIRST TIER MONEY FUND AVERAGE THEREAFTER.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. IBC FIRST TIER MONEY FUND AVERAGE IS THAT OF AN AVERAGE OF FUNDS MANAGED SIMILARLY TO THE FUND. IBC IS A NATIONALLY RECOGNIZED SOURCE OF MONEY MARKET FUND DATA. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Prime Money Market Portfolio, in which the fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on June 19, 1998 and reflects Skip's views on that date.

HOW WOULD YOU SUMMARIZE THE SHORT-TERM FIXED INCOME MARKETS SINCE THE END OF NOVEMBER 1997, WHEN WE LAST SPOKE?

RRJ: We've continued to see the same conditions in the short-term fixed market that we saw develop late last year and continue through first quarter of 1998: strong growth in the economy -- around 4.8% real growth during the first quarter -- and a continued flight to quality in the fixed income market, which is primarily a result of the Asian crisis that hit in the second half of last year and has now included Japan.

WERE THERE ANY MARKET-RELATED EVENTS THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE OVER THE LAST SIX MONTHS?

RRJ: There's no doubt that the Asian situation had an impact on the short-term fixed income markets. In general, the bond market continues to rally.

In addition to the Asian sitution, another very significant event that occurred in the market at large was the Federal Reserve's and the Bank of Japan's intervention to support the Japanese yen. This is probably the first intervention of this nature the Fed has taken in several years.

HOW IS THIS SIGNIFICANT?

RRJ: It's significant in that this sort of thing doesn't happen very often. Also, what one worries about is that we have had this virtuous cycle of growth and no inflation versus weakness going on globally around us. The fact that governments may be forced to raise rates to protect their currency, affecting budget deficits and economic growth, is one to keep an eye on.

LATELY, THERE'S BEEN SPECULATION ABOUT ACTION BY THE FED IN THE NEAR FUTURE ON DOMESTIC RATES. WOULD YOU COMMENT ON THIS?

RRJ: Right now, we are faced with a Fed that has a tightening bias, but it appears they're on hold. It doesn't appear that there is much chance in the near future for them to move. What we're concerned about is that we have 4.8% real growth in the economy, and if that doesn't slow, they might tighten.

IN TERMS OF MANAGING THE FUND, WERE THERE ANY NOTABLE CHANGES OR SHIFTS IN THE FUND'S COMPOSITION?

RRJ: First, the fund itself grew tremendously. In November of 1997, it was $4.3 billion; now it's roughly $7.1 billion in assets. That's a substantial increase. Our view is that whenever there's global turmoil investors turn to money market funds, even if just for a short time period.

Second, we have taken a closer look at a segment of the market -- asset-backed commercial paper -- which is top-rated and fits all the quality ratings requirements for the fund, but which we had not formerly purchased for the fund. We increased our purchases of this type of commercial paper, which has grown faster than any other segment of the commercial paper markets. This move gave us a liquid, well-structured, top-rated security that fit in with our investment objectives for the fund.

Over the last six months, we have continued to be in the right place on liquidity management. We shortened a bit in June to take advantage of some quarter-end pressures. We're now out to probably 53 to 55 days in the average maturity of the fund.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

RRJ: We forecast the economy slowing down to two percent at the end of the second quarter, which would be in line with the Fed's target. For the second half of 1998, it looks like it might slow a bit further, maybe down to one percent growth. What could change that is if consumer spending stays very strong, and late cycle pressures accelerate.

Whatever happens, money market funds are a relatively stable, liquid vehicle in a market experiencing turmoil. We believe that this, along with being in the right place in terms of liquidity management and showing strong performance, could all point to a successful 1998 for the fund.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Service Prime Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
10/23/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/98
$606,174,373

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/98
$7,167,156,433

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FLOATING RATE NOTES                          37.3%

COMMERCIAL PAPER - DOMESTIC                  25.4%

TIME DEPOSITS -  FOREIGN                     13.7%

CERTIFICATES OF DEPOSIT -  FOREIGN            9.5%

COMMERCIAL PAPER - FOREIGN                    6.8%

TIME DEPOSITS -  DOMESTIC                     3.9%

CERTIFICATES OF DEPOSIT - DOMESTIC            2.1%

TAXABLE MUNICIPALS                            1.3%


AVERAGE 7-DAY CURRENT YIELD
5.23%*


AVERAGE MATURITY
38 days


*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE AVERAGE 7-DAY CURRENT YIELD WOULD HAVE BEEN 5.13%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $608,607,837
Receivable for Expense Reimbursements                    56,747
Deferred Organization Expenses                            9,669
Prepaid Trustees' Fees                                      120
                                                   ------------
    Total Assets                                    608,674,373
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                     2,277,414
Service Organization Fee Payable                        111,564
Shareholder Servicing Fee Payable                        22,313
Administrative Services Fee Payable                      12,621
Organization Expenses Payable                            10,750
Administration Fee Payable                                1,379
Fund Services Fee Payable                                   250
Accrued Expenses                                         63,709
                                                   ------------
    Total Liabilities                                 2,500,000
                                                   ------------
NET ASSETS
Applicable to 606,175,777 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $606,174,373
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $606,175,777
Distributions in Excess of Net Investment Income            (10)
Accumulated Net Realized Loss on Investment              (1,394)
                                                   ------------
    Net Assets                                     $606,174,373
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $5,336,967
Allocated Portfolio Expenses                                    (158,139)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                5,178,828
FUND EXPENSES
Service Organization Fee                           $234,185
Shareholder Servicing Fee                            46,837
Administrative Services Fee                          26,650
Registration Fees                                    22,522
Transfer Agent Fees                                   9,851
Administration Fee                                    2,011
Fund Services Fee                                     1,939
Amortization of Organization Expenses                 1,096
Trustees' Fees and Expenses                             302
Miscellaneous                                        14,727
                                                   --------
    Total Fund Expenses                             360,120
Less: Reimbursement of Expenses                     (96,725)
                                                   --------
NET FUND EXPENSES                                                263,395
                                                              ----------
NET INVESTMENT INCOME                                          4,915,433
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       (1,285)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $4,914,148
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE PERIOD
                                                    FOR THE SIX      OCTOBER 23, 1997
                                                    MONTHS ENDED     (COMMENCEMENT OF
                                                    MAY 31, 1998    OPERATIONS) THROUGH
                                                    (UNAUDITED)      NOVEMBER 30, 1997
                                                   --------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    4,915,433   $            6,288
Net Realized Loss on Investment Allocated from
  Portfolio                                                (1,285)                  (6)
                                                   --------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                        4,914,148                6,282
                                                   --------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (4,915,443)              (6,288)
Net Realized Gain                                            (103)                  --
                                                   --------------   -------------------
    Total Distributions to Shareholders                (4,915,546)              (6,288)
                                                   --------------   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold    1,114,425,681            3,952,259
Reinvestment of Dividends and Distributions                81,705                   --
Cost of Shares of Beneficial Interest Redeemed       (508,716,005)          (3,567,863)
                                                   --------------   -------------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             605,791,381              384,396
                                                   --------------   -------------------
    Total Increase in Net Assets                      605,789,983              384,390
NET ASSETS
Beginning of Period                                       384,390                   --
                                                   --------------   -------------------
End of Period                                      $  606,174,373   $          384,390
                                                   --------------   -------------------
                                                   --------------   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITIUTIONAL SERVICE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                           FOR THE PERIOD
                                                                             OCTOBER 23,
                                                                                1997
                                                                            (COMMENCEMENT
                                                       FOR THE                   OF
                                                     SIX MONTHS              OPERATIONS)
                                                        ENDED                  THROUGH
                                                    MAY 31, 1998            NOVEMBER 30,
                                                     (UNAUDITED)                1997
                                                   ---------------         ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   1.00                $   1.00
                                                   ---------------         ---------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.0265                  0.0057
Net Realized Loss on Investment                           (0.0000)(c)             (0.0000)(c)
                                                   ---------------         ---------------
Total from Investment Operations                           0.0265                  0.0057
                                                   ---------------         ---------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (0.0265)                (0.0057)
Net Realized Gain                                         (0.0000)(c)                  --
                                                   ---------------         ---------------
Total Distributions to Shareholders                       (0.0265)                (0.0057)
                                                   ---------------         ---------------

NET ASSET VALUE, END OF PERIOD                           $   1.00                $   1.00
                                                   ---------------         ---------------
                                                   ---------------         ---------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 2.68%(a)                0.57%(a)
Net Assets, End of Period (in thousands)                 $606,174                $    384
Ratios to Average Net Assets
  Expenses                                                   0.45%(b)                0.45%(b)
  Net Investment Income                                      5.25%(b)                5.28%(b)
  Expenses without reimbursement                             0.55%(b)               35.55%(b),(d)

------------------------
(a) Not Annualized.

(b) Annualized.

(c) Less than $0.0001.

(d) Not representative of ongoing reimbursement ratio since period covers less than two months.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Service Prime Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on October 23, 1997. Prior to January 1, 1998 the trust's and fund's names were The JPM Institutional Funds and The JPM Institutional Service Prime Money Market Fund.

The fund invests all of its investable assets in The Prime Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (9% at May 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) The fund incurred organization expenses in the amount of $11,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

   f) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administration services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $2,011.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net asets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust , the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $26,650.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.45% of the average daily net assets of the fund through March 31, 1999. For the six months ended May 31, 1998, Morgan has agreed to reimburse the fund $96,725 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the fund. For the six months ended May 31, 1998, the fee for these services amounted to $46,837.

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

   d) The trust on behalf of the fund, has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The fund will enter into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the fund with respect to the shares of the fund attributable to or held in the name of the Service Organization for its customers. For the six months ended May 31, 1998 the fee for these services amounted to $234,185.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,939 for the six months ended May 31, 1998.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

The Prime Money Market Portfolio

Semi-annual Report May 31, 1998

(unaudited)

(The following pages should be read in conjunction with J.P. Morgan Institutional Service Prime Money Market Fund
Semi-annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.1%)
$     101,600     Nationsbank Corp.................................     09/04/98-12/28/98     5.600-5.830%  $   101,583,955
       50,000     Regions Bank.....................................              06/25/98           6.000        49,999,058
                                                                                                            ---------------
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....                                             151,583,013
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (9.5%)
       26,500     Bank of Montreal.................................              07/07/98           5.580        26,501,176
       67,500     Bayerische Vereinsbank AG........................              02/02/99           5.600        67,465,264
      200,000     Canadian Imperial Bank of Commerce...............     06/22/98-04/01/99     5.530-5.750       199,952,152
       25,000     Commerzbank AG...................................              03/05/99           5.670        24,990,909
      165,000     Deutsche Bank....................................     03/04/99-04/15/99     5.650-5.730       164,936,642
       45,000     Landesbank Hessen Thuringen......................     06/09/98-06/19/98     5.940-6.080        44,999,225
       20,000     Norinchukin Bank.................................              06/05/98           5.910        20,000,022
       32,000     Swiss Bank Corp..................................              06/04/98           5.820        32,000,583
      100,000     Westpac Banking Corp.............................     03/04/99-04/09/99     5.640-5.680        99,955,884
                                                                                                            ---------------
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....                                             680,801,857
                                                                                                            ---------------
COMMERCIAL PAPER -- DOMESTIC (25.3%)
      236,867     Alpine Securitization Corp.......................     06/02/98-06/11/98     5.500-5.530       236,609,874
      145,000     Aspen Funding Corp...............................     06/08/98-06/17/98           5.530       144,747,310
       14,000     Bank of New York.................................              03/26/99           5.640        13,993,426
       78,955     Bavaria Trading Corp.............................     06/04/98-06/15/98     5.540-5.550        78,869,422
       75,000     BBL North America Inc............................              06/15/98           5.510        74,839,292
      248,750     CXC Inc..........................................     06/03/98-08/12/98     5.500-5.530       247,722,486
       28,000     Dupont EI de Nemours & Co........................              06/05/98           5.460        27,983,013
       98,623     Enterprise Funding Corp..........................     06/08/98-06/19/98     5.500-5.520        98,412,245
      150,000     General Electric Capital Corp....................              08/19/98           5.380       148,229,083
       69,000     General Motors Acceptance Corp...................              06/03/98           5.500        68,978,917
       73,379     Receivables Capital Corp.........................     06/17/98-07/23/98     5.510-5.520        73,140,715
      312,482     Trident Capital Finance Inc......................     06/03/98-08/07/98     5.520-5.530       311,964,497
      290,208     Windmill Funding Corp............................     06/03/98-06/24/98     5.510-5.530       289,536,717
                                                                                                            ---------------
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........                                           1,815,026,997
                                                                                                            ---------------
COMMERCIAL PAPER -- FOREIGN (6.7%)
      182,500     Banque et Caisse D' Epargne......................     06/09/98-08/12/98     5.380-5.510       180,846,206
       22,500     Barclays Funding.................................              06/17/98           5.500        22,445,000
       25,000     Caisse D' Amortissement..........................              08/03/98           5.370        24,765,063
       50,000     Commonwealth Bank of Australia (Series A)........              07/20/98           5.400        49,631,819

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$     157,000     Diageo PLC.......................................     07/06/98-07/24/98     5.440-5.490%  $   156,094,217
       50,000     Halifax Building Society.........................              06/17/98           5.480        49,878,222
                                                                                                            ---------------
                      TOTAL COMMERCIAL PAPER -- FOREIGN............                                             483,660,527
                                                                                                            ---------------
FLOATING RATE NOTES (37.2%) (V)
       38,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    05/07/99)......................................              06/08/98(a)        5.592        38,000,000
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    05/10/99)......................................              06/10/98(a)        5.592        50,000,000
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    06/18/99)......................................              06/18/98(a)        5.596        50,000,000
       25,000     American Express Centurion Bank, (resets daily to
                    one month LIBOR +5 basis points, due
                    09/16/98)......................................              06/01/98(a)        5.706        25,008,025
       27,800     Asset Backed Securities Investment Trust, Series
                    1995-A, Class 2, (resets monthly to one month
                    LIBOR -3 basis points, due 08/10/98)...........              06/10/98(a)        5.615        27,798,317
      100,000     Asset Backed Securities Investment Trust, Series
                    1997-C, (resets monthly to one month LIBOR, due
                    06/15/98) (144A)...............................              06/15/98(a)        5.656       100,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                    1997-E, Class N, (resets monthly to one month
                    LIBOR, due 08/17/98) (144A)....................              06/15/98(a)        5.656        50,000,000
      100,000     BankBoston Corp., (resets daily to Fed Funds rate
                    +5 basis points, due 04/08/99).................              06/01/98(a)        5.450        99,958,420
       64,000     Bankers Trust, (resets daily to Fed Funds rate +5
                    basis points, due 07/07/98)....................              06/01/98(a)        5.550        63,993,290
      100,000     Bayerische Landesbank, (resets monthly to one
                    month LIBOR -10 basis points, due 06/26/98)....              06/26/98(a)        5.558        99,994,672
       50,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 04/20/99).........              06/20/98(a)        5.647        50,000,000
      100,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 05/07/99).........              06/08/98(a)        5.597       100,000,000
       15,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 05/14/99).........              06/14/98(a)        5.601        15,000,000
       50,000     Corestates Bank, (resets monthly to one month
                    LIBOR +3 basis points, due 04/21/99)...........              06/21/98(a)        5.678        50,000,000
       25,000     FCC National Bank, (resets monthly to one month
                    LIBOR -12 basis points, due 07/02/98)..........              06/02/98(a)        5.536        24,998,520

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      35,000     FCC National Bank, (resets daily to Fed Funds
                    rate +20 basis points, due 07/23/98)...........              06/01/98(a)        5.888%  $    35,003,891
        5,000     First USA Bank, (resets quarterly to three month
                    LIBOR +30 basis points, due 07/29/98)..........              07/16/98(a)        5.988         5,002,614
       15,000     First USA Bank, (resets quarterly to three month
                    LIBOR +30 basis points, due 09/03/98)..........              06/17/98(a)        5.984        15,013,552
       16,000     Ford Motor Credit, (resets daily to Fed Funds
                    rate +45 basis points, due 04/19/99)...........              06/01/98(a)        6.138        16,046,798
       91,000     General Electric Capital Corp., (resets daily to
                    Prime rate -289 basis points, due 05/04/99)....              06/01/98(a)        5.610        91,000,000
      112,592     Greentree Financial Corp., (resets monthly to one
                    month LIBOR +3 basis points, due 11/15/98).....              06/15/98(a)        5.686       112,566,639
       43,000     Household Finance Corp., (resets quarterly to
                    three month LIBOR -12 basis points, due
                    03/30/99)......................................              06/30/98(a)        5.591        42,974,187
      200,000     Key Bank, (resets daily to Prime rate -295 basis
                    points, due 02/24/99)..........................              06/01/98(a)        5.550       199,900,142
       65,000     Key Bank, (resets daily to Fed Funds rate +4.5
                    basis points, due 04/16/99)....................              06/01/98(a)        6.138        64,962,932
      135,101     Liquid Asset Backed Securities Trust, Series
                    1997-2, (resets monthly to one month LIBOR, due
                    06/30/98) (144A)...............................              06/30/98(a)        5.656       135,101,368
      187,036     Money Store Equity Trust, Series 1997-A36,
                    (resets monthly to one month LIBOR +3 basis
                    points, due 11/15/98)..........................              06/15/98(a)        5.686       187,028,986
       94,622     Natwest Asset Trust Securities, Series R-13/14A,
                    (resets monthly to one month LIBOR +2 basis
                    points, due 10/15/01) (144A)...................              06/15/98(a)        5.676        94,622,000
       66,500     Old Kent Bank, (resets daily to Prime rate -285
                    basis points, due 11/04/98)....................              06/01/98(a)        5.650        66,500,000
       50,000     PNC Bank, N.A., (resets daily to Fed Funds rate
                    +7 basis points, due 06/04/98).................              06/01/98(a)        5.758        49,999,775
      200,000     PNC Bank, N.A., (resets daily to Prime rate -290
                    basis points, due 01/19/99)....................              06/01/98(a)        5.600       199,968,478
      100,000     Racers 97-MM-8-6, (resets monthly to one month
                    LIBOR -2 basis points, due 08/28/98) (144A)....              06/28/98(a)        5.632        99,997,655

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$     245,000     Societe Generale, (resets monthly to one month
                    LIBOR +8.5 basis points, due 05/26/99).........              06/26/98(a)        5.563%  $   244,833,801
      161,500     Triangle Funding Ltd., Series 1997-1, (resets
                    quarterly to three month LIBOR, due 11/15/98)
                    (144A).........................................              07/15/98(a)        5.687       161,496,451
                                                                                                            ---------------
                      TOTAL FLOATING RATE NOTES....................                                           2,666,770,513
                                                                                                            ---------------
TAXABLE MUNICIPALS (1.3%)(V)
       44,200     Jacksonville Health Facility Hospital, (resets
                    weekly, due 08/15/14)..........................              06/03/98(a)        5.650        44,200,000
       39,240     Sacramento County, (resets quarterly to three
                    month LIBOR, due 08/15/14).....................              08/14/98(a)        5.699        39,236,968
        6,200     Wake Forest University, (resets weekly, due
                    07/01/17), LOC Wachovia Bank...................              06/09/98(a)        5.600         6,200,000
                                                                                                            ---------------
                      TOTAL TAXABLE MUNICIPALS.....................                                              89,636,968
                                                                                                            ---------------
TIME DEPOSITS -- DOMESTIC (3.9%)
      276,343     Suntrust Bank....................................              06/01/98           5.687       276,343,000
                                                                                                            ---------------
TIME DEPOSITS -- FOREIGN (13.7%)
      325,000     Bank of Montreal.................................              06/01/98     5.687-5.718       325,000,000
      125,000     Bank of Nova Scotia..............................              06/01/98           5.687       125,000,000
      150,000     Bayerische Vereinsbank...........................              06/01/98           5.687       150,000,000
      231,848     Credit Agricole Grand Cayman.....................              06/01/98           5.687       231,848,000
      150,000     Westdeutsche Landesbank..........................              06/01/98           5.687       150,000,000
                                                                                                            ---------------
                      TOTAL TIME DEPOSITS -- FOREIGN...............                                             981,848,000
                                                                                                            ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.7%)..................................     7,145,670,875
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)...........................................        21,485,558
                                                                                                            ---------------
                  NET ASSETS (100.0%)....................................................................   $ 7,167,156,433
                                                                                                            ---------------
                                                                                                            ---------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $7,145,670,875
Interest Receivable                                    28,459,621
Prepaid Trustees' Fees                                      2,573
Prepaid Expenses and Other Assets                           7,425
                                                   --------------
    Total Assets                                    7,174,140,494
                                                   --------------
LIABILITIES
Payable to Custodian                                    6,042,748
Advisory Fee Payable                                      621,913
Administrative Services Fee Payable                       155,082
Custody Fee Payable                                       108,454
Administration Fee Payable                                 13,424
Fund Services Fee Payable                                   5,278
Accrued Expenses                                           37,162
                                                   --------------
    Total Liabilities                                   6,984,061
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $7,167,156,433
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $156,414,646
EXPENSES
Advisory Fee                                       $3,222,153
Administrative Services Fee                           804,085
Custodian Fees and Expenses                           363,162
Fund Services Fee                                      79,660
Administration Fee                                     54,547
Trustees' Fees and Expenses                            38,019
Miscellaneous                                          51,977
                                                   ----------
    Total Expenses                                                 4,613,603
                                                                ------------
NET INVESTMENT INCOME                                            151,801,043
NET REALIZED LOSS ON INVESTMENTS                                     (10,308)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $151,790,735
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                     MAY 31, 1998        YEAR ENDED
                                                     (UNAUDITED)      NOVEMBER 30, 1997
                                                   ----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    151,801,043   $     220,786,337
Net Realized Loss on Investments                            (10,308)           (105,748)
                                                   ----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        151,790,735         220,680,589
                                                   ----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        22,499,826,610      22,011,079,297
Withdrawals                                         (19,804,106,719)    (21,760,363,996)
                                                   ----------------   -----------------
    Net Increase from Investors' Transactions         2,695,719,891         250,715,301
                                                   ----------------   -----------------
    Total Increase in Net Assets                      2,847,510,626         471,395,890
NET ASSETS
Beginning of Period                                   4,319,645,807       3,848,249,917
                                                   ----------------   -----------------
End of Period                                      $  7,167,156,433   $   4,319,645,807
                                                   ----------------   -----------------
                                                   ----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED      JULY 12, 1993
                                                   SIX MONTHS ENDED         NOVEMBER 30,           (COMMENCEMENT OF
                                                     MAY 31, 1998     -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    NOVEMBER 30, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.17%(a) 0.18% 0.19%  0.19%  0.20%                0.19%(a)
  Net Investment Income                                       5.57%(a) 5.43% 5.29%  5.77%  3.90%                2.98%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1998, such fees amounted to $3,222,153.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $54,547.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $804,085.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through March 31, 1999. For the six months ended May 31, 1998, there was no reimbursement under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $79,660 for the six months ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $16,700.

J.P. MORGAN INSTITUTIONAL SERVICE FUNDS

          FEDERAL MONEY MARKET FUND

          PRIME MONEY MARKET FUND

          TAX EXEMPT MONEY MARKET FUND

          TREASURY MONEY MARKET FUND


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.


J.P. MORGAN INSTITUTIONAL SERVICE
PRIME MONEY MARKET FUND


SEMI-ANNUAL REPORT
MAY 31, 1998